Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, transport and marketing expenses [Abstract]
Transport	$ 497	$ 475	$ 417
Cost of labor	122	119	113
Other	127	128	123
Selling, transport and marketing expenses	746	722	653
General and administrative expenses [Abstract]
Cost of labor	170	188	150
Professional Services	49	77	103
Other costs	42	56	97
General and administrative expenses	261	321	350
Research and development expenses [Abstract]
Cost of labor	40	48	54
Other costs	15	25	20
Research and development expenses, net	$ 55	$ 73	$ 74